Consolidated Statements of Changes in Shareholders' Equity $ in Thousands, $ in Thousands		Common Stock [Member] SGD ($) shares		Additional Paid-in Capital [Member] SGD ($)	Retained Earnings [Member] SGD ($)	USD ($)	SGD ($)
Balance at Dec. 31, 2022			[1]	$ 883	$ 2,371		$ 3,254
Balance, shares at Dec. 31, 2022 | shares	[2]	27,796,502
Dividends declared to the former shareholders					(6,000)		(6,000)
Net income for the year					7,080		7,080
Balance at Dec. 31, 2023			[1]	883	3,451		4,334
Balance, shares at Dec. 31, 2023 | shares	[2]	27,796,502
Net income for the year					1,884	$ 1,379	1,884
Balance at Dec. 31, 2024			[1]	$ 883	$ 5,335	$ 4,550	$ 6,218
Balance, shares at Dec. 31, 2024 | shares	[2]	27,796,502

[1]	– denotes amount less than $’000.
[2]	- Retrospectively presented for the effect of pro rata share allotment, 1-for-40 forward split and share surrender in preparation of the Company’s initial public offering (Note 1).